SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total number of shares	10,157,750		10,157,750	10,157,750	10,157,750		10,157,750
Total income allocated by class			$ (143,753)	$ (95,306)			$ (125,789)
Less: Accretion allocated based on ownership percentage			(499,967)	(3,269,076)			(4,435,410)
Plus: Accretion applicable to the redeemable class			499,967	3,269,076			4,435,410
Total income (loss) by class	$ (91,580)	$ (3,727)	$ (143,753)	$ (95,306)	$ (122,062)	$ (30,483)	$ (125,789)	$ (125,789)	$ (1,802)
Class A Common Stock Subject to Redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total number of shares	8,050,000		8,050,000	8,050,000	8,050,000		8,050,000
Ownership percentage			79.00%	79.00%			79.00%
Total income allocated by class			$ (113,924)	$ (72,577)			$ (96,734)
Less: Accretion allocated based on ownership percentage			(396,223)	(2,590,737)			(3,515,055)
Plus: Accretion applicable to the redeemable class			499,967	3,269,076			4,435,410
Total income (loss) by class			$ (10,180)	$ 605,762			$ 823,621
Weighted average common shares outstanding, basic			8,050,000	2,749,444			6,743,014
Weighted average common shares outstanding, diluted			8,050,000	2,749,444			6,743,014
Earnings (loss) per share, basic			$ (0.001)	$ 0.22			$ 0.12
Earnings (loss) per share, diluted			$ (0.001)	$ 0.22			$ 0.13
Class A Common Stock Not Subject to Redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total number of shares	2,107,750		2,107,750	2,107,750	2,107,750		2,107,750
Ownership percentage			21.00%	21.00%			21.00%
Total income allocated by class			$ (29,829)	$ (22,730)			$ (29,055)
Less: Accretion allocated based on ownership percentage			(103,744)	(678,339)			(920,355)
Total income (loss) by class			$ (133,573)	$ (701,068)			$ (949,410)
Weighted average common shares outstanding, basic			2,107,750	1,843,942			2,042,701
Weighted average common shares outstanding, diluted			2,107,750	1,843,942			2,042,701
Earnings (loss) per share, basic			$ (0.06)	$ (0.38)			$ (0.46)
Earnings (loss) per share, diluted			$ (0.06)	$ (0.38)			$ (0.38)